Valuation and Qualifying Accounts (Schedule of Valuation and Qualifying Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period		$ 52	$ 40	$ 32
Charged to Costs and Expenses		(6)	15	14
Charged to Other Accounts	[1]	(4)	3	(2)
Deductions	[2]	13	6	4
Balance at End of Period		29	52	40
Allowances for Sales Discounts
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period		19	17	15
Charged to Costs and Expenses		250	248	239
Charged to Other Accounts	[1]	(7)	(4)	(3)
Deductions	[3]	243	242	234
Balance at End of Period		19	19	17
Deferred Taxes
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period		298	296	281
Charged to Costs and Expenses		8	46	33
Charged to Other Accounts		0	0	0
Deductions	[4]	11	44	18
Balance at End of Period		$ 295	$ 298	$ 296

[1]	Includes bad debt recoveries and the effects of changes in foreign currency exchange rates.
[2]	Primarily uncollectible receivables written off.
[3]	Sales discounts allowed.
[4]	Represents the net currency effects of translating valuation allowances at current rates of exchange and benefits recognized to Other Comprehensive Income.